Audited Consolidated Balance Sheet as of December 31, 2019 and Unaudited Interim Condensed Consolidated Balance Sheet as of September 30, 2020 - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 30,874	$ 35,933
Advances to suppliers	4,328	4,519
Prepaid expenses and other current assets	485	410
Total current assets	35,687	40,862
Noncurrent assets:
Property and equipment, net	189	209
Operating lease right-of-use assets	2,340	2,538
Other noncurrent assets	1,180	946
Total noncurrent assets	3,709	3,693
Total assets	39,396	44,555
Current liabilities:
Accounts payable	2,191	2,537
Accrued expenses	8,380	5,861
Due to related parties		29
Current portion of operating lease liabilities	697	537
Other current liabilities	1,551	1,089
Total current liabilities	12,819	10,053
Noncurrent liabilities:
Long-term loans	2,108	1,436
Operating lease liabilities	1,546	1,935
Total noncurrent liabilities	3,654	3,371
Total liabilities	16,473	13,424
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 27,885,613 and 30,516,401 shares issued and outstanding as of December 31, 2019 and September 30, 2020, respectively)	3	3
Additional paid-in capital	284,310	246,979
Accumulated deficit	(260,222)	(216,845)
Accumulated other comprehensive income (loss)	(47)	140
Total BeyondSpring Inc.’s shareholders’ equity	24,044	30,277
Noncontrolling interests	(1,121)	854
Total equity	22,923	31,131
Total liabilities and equity	$ 39,396	$ 44,555